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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number:  __
     This Amendment (Check only one.): [ ]  is a restatement
                                       [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         MFC Global Investment Management (U.S.A.) Limited
              (formerly, Manufacturers Adviser Corporation)
Address:      200 Bloor Street East
              Toronto, Ontario, Canada  M4W 1E5

Form 13F File Number: 28-04934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gustav C. Enzie
Title:        Assistant Secretary
Phone:        (617) 854-4300

Signature, Place, and Date of Signing:


     /s/ Gustav C. Enzie              Boston, MA                8/8/2003
     -----------------------       -----------------         -----------------
       [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)*

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:  $0


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name
1    28-323                   The Manufacturers Life Insurance Company
2    28-10490                 MFC Global Investment Management (U.S.A.) Limited*


* Effective May 1, 2003, the Colorado corporation, MFC Global Investment Management (U.S.A.) Limited (formerly Manufacturers Advisor Corporation) ceased providing investment advisory services. The Portfolios are subsequently managed by a Canadian affiliate of the same name, MFC Global Investment Management (U.S.A.) Limited. The Canadian affiliate has filed a separate report under 28-10490 on August 7, 2003.